Capital Stock and Capital Surplus	12 Months Ended
Dec. 31, 2017
Disclosure Of Issued Capital And Miscellaneous Equity [Abstract]
Disclosure of issued capital and miscellaneous equity [Text block]

28. CAPITAL STOCK AND CAPITAL SURPLUS

(1)	The number of authorized shares and others are as follows:

	December 31, 2016	December 31, 2017
Authorized shares of common stock	5,000,000,000 Shares	5,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Issued shares of common stock	676,000,000 Shares	676,000,000 Shares
Capital stock	3,381,392 million Won	3,381,392 million Won

(2)	Changes in numbers of issued shares of common stock are as follows (Unit: Shares):

	December 31, 2015	December 31, 2016	December 31, 2017
Beginning balance	676,278,371	676,000,000	676,000,000
Retirement of treasury stock	(278,371)	—	—

Ending balance	676,000,000	676,000,000	676,000,000

(3)	Details of capital surplus are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Capital in excess of par value	269,533	269,533
Other capital surplus	16,798	16,347

Total	286,331	285,880